Earnings (Loss) Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic EPS
Net income (loss) attributable to parent company	$ 650	$ 830	$ (1,131)
Weighted average shares outstanding	883,619,377	880,375,234	876,928,190
Basic EPS	$ 0.74	$ 0.94	$ (1.29)
Diluted EPS
Net income (loss) attributable to parent company	650	830	(1,131)
Convertible debt interest	5	10
Net income (loss) attributable to parent company adjusted	$ 655	$ 840	$ (1,131)
Weighted average shares outstanding	883,619,377	880,375,234	876,928,190
Dilutive effect of nonvested shares	3,771,729	3,555,806
Dilutive effect of convertible debt	17,073,640	27,180,653
Number of shares used in calculating diluted EPS	904,464,746	911,111,693	876,928,190
Diluted EPS	$ 0.72	$ 0.92	$ (1.29)
Convertible debt [Line Items]
Common shares outstanding for convertible debt	8,790,024
0.50% convertible bonds due 2013 [Member]
Convertible debt [Line Items]
Common shares outstanding for convertible debt	5,624
1.50% convertible bonds due 2016 [Member]
Convertible debt [Line Items]
Common shares outstanding for convertible debt	8,784,400
Stock Options [Member]
Antidilutive Shares Included in Outstanding Stock Options [Line Items]
Portion of anti-dilutive shares in outstanding stock option	26,453,152	35,296,895	37,943,832